SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Trade receivables	$ 179,835	$ 152,471
Less: allowance for credit losses	(15,030)	(15,206)
Total	$ 164,805	$ 137,265